Transactions with Non-Controlling Interests (Details) - Gym S.A. [Member] - Vial y Vives - DSD S.A. [Member] - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2020
Transactions with Non-Controlling Interests (Details) [Line Items]
Percentage of capital acquired	13.69%
Payment for acquisition of non-controlling interest	S/ 51.1
Carrying amount of non controlling interests	35.7
Increase (Decrease) through de-recognition of non-controlling interest equity	S/ 15.4
Acquisition of non-controlling interest		S/ 25.3	S/ 27.6